Cloud, Neff Capital Appreciation Fund - BUBAX

December 15, 2000

Dear Fellow Shareholder:

I had hoped that the Cloud, Neff Capital Appreciation Fund's first report to shareholders would be dripping with excess returns and optimistic projections. We got off to a pretty good start by posting an 8.5% gain during our first quarter. However, the slowing economy and incredible election saga prevented my hopes from becoming reality. Since the Fund was brand new, we were able to take advantage of the drop in stock prices (to the extent it had already occurred) when we built the portfolio at the end of June. We chose a more aggressive portfolio allocation than will be the norm because we believed that the sharp drop in technology stocks represented exceptional values. Accordingly, we under-weighted the financial and pharmaceutical sectors in favor of the beaten down technology stocks. Our portfolio allocation enjoyed an initial jump in net asset value but was subsequently punished rather harshly - particularly during the November debacle that was largely driven by the election uncertainty. While the correction went significantly deeper than we had hoped, the Fund's performance fell just where it should have - between the NASDAQ Index and the S & P 500 Index.

Looking forward, we are cautiously optimistic about equity prices. We believe that just as they had reached significantly overvalued levels, they are now undervalued and should snap back relatively soon as interest rates are lowered and the technology companies have time to sort out inventory problems. The Fund's return has already recovered more than 15% in the first eleven days of December. We will continue to monitor the changing market environment and anticipate rebalancing the portfolio towards a slightly more conservative allocation as conditions indicate.

Thank you for your trust and continued patronage,


Randy Cloud
Cloud, Neff & Associates, Inc.

                                                                                                Total Return
                                                                                              Since Inception
                  Fund/Index                                                                  (June 29, 2000)
                  ----------                                                                   ---------------

                  Cloud, Neff Capital Appreciation Fund  (BUBAX)                                  -24.50%
                  S & P 500 Index                                                                  -8.39%
                  NASDAQ Index                                                                    -32.94%


              BUBAX  $7,550   S & P 500 Index $9,161     NASDAQ Index  $6,706

                 $10,000         $10,000                        $10,000
06/30/00         $10,110         $10,085                        $10,229
07/31/00          $9,580          $9,927                         $9,716
08/31/00         $10,850         $10,544                        $10,852
09/30/00          $9,720          $9,987                         $9,477
10/31/00          $9,240          $9,945                         $8,696
11/30/00          $7,550          $9,161                         $6,706


This graph, prepared in accordance with SEC regulations, compares a hypothetical $10,000 initial investment in the Fund with a similar investment in the unmanaged S & P 500 Index and the unmanaged NASDAQ Index on June 29, 2000 (inception of the Fund) and held through November 30, 2000. The returns for each index do not reflect expenses, which have been deducted from the Fund's return. These performance figures include the change in value of the stocks in the indices as well as the reinvestment of dividend and capital gain distributions. Investment returns and the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than at their original investment. TOTAL RETURN REPRESENTS PAST PERFORMANCE AND MAY NOT BE INDICATIVE OF FUTURE RESULTS.

Cloud,  Neff Capital Appreciation Fund
Schedule of Investments - November 30, 2000 (Unaudited)

Common Stocks - 96.4%                                              Shares                        Value

Biological Products (No Diagnostic Substances) - 6.8%
Biotech Holders Trust Depositary Receipt                                3,800                      $ 590,900
                                                                                            -----------------
Business Services - 1.2%
B2B Internet Holders Trust Depositary Receipt                           5,000                        101,875
                                                                                            -----------------
Cable & Other Pay Television Services - 0.7%
Comcast Corp. - Class A                                                 1,600                         61,500
                                                                                            -----------------
Computer Communications Equipment - 8.0%
Cisco Systems, Inc. (a)                                                 9,260                        443,322
Foundry Networks, Inc. (a)                                              2,464                         90,860
Juniper Networks, Inc. (a)                                              1,350                        168,244
                                                                                            -----------------
                                                                                                     702,426
                                                                                            -----------------
Computer Integrated Systems Design - 1.1%
Network Appliance, Inc. (a)                                             1,925                         95,047
                                                                                            -----------------
Computer Peripheral Equipment - 0.7%
Black Box Corp. (a)                                                     1,100                         61,462
                                                                                            -----------------
Computer Processing & Data Preparation - 0.0%
CyBear Group (a)                                                           14                              5
WebMD Corp. (a)                                                           390                          2,925
                                                                                            -----------------
                                                                                                       2,930
                                                                                            -----------------
Computer Storage Devices - 4.0%
EMC Corp. (a)                                                           4,700                        349,562
                                                                                            -----------------
Computer Terminal Manufacturing - 0.5%
Palm, Inc. (a)                                                          1,201                         43,461
                                                                                            -----------------
Electronic Computer Manufacturing - 4.0%
Dell Computer Corp. (a)                                                 2,500                         48,125
Sun Microsystems, Inc. (a)                                              3,900                        296,644
                                                                                            -----------------
                                                                                                     344,769
                                                                                            -----------------
Electronic Connectors - 0.6%
Amphenol Corp. - Class A (a)                                            1,000                         53,375
                                                                                            -----------------

Finance Services - 2.2%
Morgan Stanley Dean Witter & Co.                                        3,040                        192,660
                                                                                            -----------------
General Industrial Machinery & Equipment - 1.3%
Tyco International Ltd.                                                 1,100                         58,025
Zebra Technologies Corp. - Class A (a)                                  1,300                         54,437
                                                                                            -----------------
                                                                                                     112,462
                                                                                            -----------------
Cloud,  Neff Capital Appreciation Fund
Schedule of Investments - November 30, 2000 (Unaudited) - continued

Common Stocks - continued                                          Shares                        Value

Laboratory Analytical Instruments - 0.9%

CYTYC Corp. (a)                                                         1,500                       $ 81,375
                                                                                            -----------------
Loan & Finance Companies - 1.4%
Capital One Financial Corp.                                             2,140                        119,439
                                                                                            -----------------
National Commercial Banks - 7.3%

Citigroup, Inc.                                                         3,500                        174,344
FleetBoston Financial Corp.                                             4,200                        155,400
MBNA Corp.                                                              6,700                        239,106
PNC Financial Services Group, Inc.                                      1,000                         66,500
                                                                                            -----------------
                                                                                                     635,350
                                                                                            -----------------
Oil & Gas Well Drilling - 2.2%
Global Marine, Inc. (a)                                                 4,600                        100,912
Santa Fe International Corp.                                            3,580                         88,381
                                                                                            -----------------
                                                                                                     189,293
                                                                                            -----------------
Optical Instruments & Lenses - 0.2%
KLA-Tencor Corp. (a)                                                      700                         19,250
                                                                                            -----------------

Pharmaceutical Preparations - 19.6%
Bristol-Myers Squibb Co.                                                2,240                        155,260
Lilly (Eli) & Co.                                                       4,030                        377,561
Merck & Co., Inc.                                                       5,000                        463,438
Pharmaceutical Holders Trust Depositary Receipt                         4,800                        535,200
Schering-Plough Corp.                                                   3,200                        179,400
                                                                                            -----------------
                                                                                                   1,710,859
                                                                                            -----------------
Prepackaged Software - 4.7%
Adobe Systems, Inc.                                                     1,000                         63,375
Brocade Communications Systems, Inc. (a)                                  978                        164,243
Microsoft Corp. (a)                                                     3,200                        183,600
                                                                                            -----------------
                                                                                                     411,218
                                                                                            -----------------
Printed Circuit Board Manufacturing - 0.3%
Jabil Circuit, Inc. (a)                                                   500                         15,625
Solectron Corp. (a)                                                       500                         14,000
                                                                                            -----------------
                                                                                                      29,625
                                                                                            -----------------
Radio & TV Broadcasting & Communications Equipment - 1.1%
Motorola, Inc.                                                          1,000                         20,062
Nokia Corp. (c)                                                           400                         17,100
QUALCOMM, Inc. (a)                                                        700                         56,175
                                                                                            -----------------
                                                                                                      93,337
                                                                                            -----------------
Radiotelephone Communications - 0.3%
Sprint PCS Group (a)                                                    1,300                         29,494
                                                                                            -----------------

Cloud,  Neff Capital Appreciation Fund
Schedule of Investments - November 30, 2000 (Unaudited) - continued

Common Stocks - continued                                          Shares                        Value

Security Brokers, Dealers & Flotation Companies - 2.2%
Charles Schwab Corp.                                                     5250                      $ 145,359
Credit Suisse First Boston (USA), Inc.                                    500                         44,938
                                                                                            -----------------
                                                                                                     190,297
                                                                                            -----------------
Semiconductors & Related Devices - 13.1%
Broadcom Corp. (a)                                                        400                         39,000
Intel Corp.                                                             6,088                        231,725
JDS Uniphase Corp. (a)                                                  2,300                        115,144
LSI Logic Corp. (a)                                                     2,500                         45,000
Linear Technology Corp.                                                 3,125                        147,852
Maxim Integrated Products, Inc. (a)                                     2,640                        134,640
Microchip Technology, Inc. (a)                                          1,500                         35,062
PMC-Sierra, Inc. (a)                                                    1,070                         98,641
Texas Instruments, Inc.                                                   700                         26,119
TriQuint Semiconductor, Inc. (a)                                        5,300                        175,231
Xilinx, Inc. (a)                                                        2,350                         91,650
                                                                                            -----------------
                                                                                                   1,140,064
                                                                                            -----------------
Special Industry Machinery - 2.2%
Applied Materials, Inc. (a)                                             4,678                        189,167
                                                                                            -----------------
State Commercial Banks - 1.7%
Bank of New York Company, Inc.                                          2,750                        151,766
                                                                                            -----------------
Telephone & Telegraph Apparatus - 5.2%
ADC Telecommunications, Inc. (a)                                          500                         10,094
Avaya, Inc. (a)                                                            83                            970
CIENA Corp. (a)                                                         2,324                        176,479
Corning, Inc.                                                           2,442                        142,857
Sycamore Networks, Inc. (a)                                             1,790                         74,173
Tellabs, Inc. (a)                                                       1,000                         53,000
                                                                                            -----------------
                                                                                                     457,573
                                                                                            -----------------
Telephone Communications ( No Radio Telephone) - 2.5%
Covad Communications Group, Inc. (a)                                    2,000                          3,938
Exodus Communications, Inc. (a)                                          4027                         91,614
Lucent Technologies, Inc.                                               1,000                         15,562
Nortel Networks, Inc.  (a)                                              1,500                         56,625
Sprint Fon Group                                                          400                          9,200
WorldCom, Inc. (a)                                                      2,000                         29,875
XO Communications, Inc. (a)                                               700                         10,412
                                                                                            -----------------
                                                                                                     217,226
                                                                                            -----------------
Television Broadcasting Stations - 0.4%
Univision Communications, Inc. - Class A (a)                            1,000                         35,000
                                                                                            -----------------
TOTAL COMMON STOCKS (Cost $ 11,219,830)                                                          $ 8,412,762
                                                                                            -----------------
Cloud,  Neff Capital Appreciation Fund
Schedule of Investments - November 30, 2000 (Unaudited) - continued

                                                                 Principal
                                                                   Amount                        Value

Money Market Securities - 4.0%
Firstar Treasury Fund, 5.61% (b) (Cost $353,724)                      353,724                      $ 353,724
                                                                                            -----------------
TOTAL INVESTMENTS - 100.4%  (Cost $11,573,554)                                                     8,766,486
                                                                                            -----------------
Liabilities in excess of other assets - (0.4)%                                                       (38,490)
                                                                                            -----------------
TOTAL NET ASSETS - 100.0%                                                                        $ 8,727,996
                                                                                            =================


(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at November 30, 2000.
(c) American Depositary Receipt

See accompanying notes which are an integral part of the financial statements.

Cloud,  Neff Capital Appreciation Fund                                           November 30, 2000
Statement of Assets & Liabilities
(Unaudited)

Assets
Investment in securities, at value (cost $11,573,554)                                  $ 8,766,486
Dividends receivable                                                                         2,604
Interest receivable                                                                            216
                                                                                 ------------------
     Total assets                                                                        8,769,306
                                                                                 ------------------
Liabilities
Accrued investment advisory fee payable                                                   $ 16,558
Other payables and accrued expenses                                                         19,752
Payable for fund shares redeemed                                                             5,000
                                                                                 ------------------
     Total liabilities                                                                      41,310
                                                                                 ------------------

Net Assets                                                                             $ 8,727,996
                                                                                 ==================

Net Assets consist of:
Paid in capital                                                                       $ 11,583,693
Accumulated net investment loss                                                            (92,459)
Accumulated net realized gain on investments                                                43,830
Net unrealized depreciation on investments                                              (2,807,068)
                                                                                 ------------------
Net Assets,  for 1,156,340 shares                                                      $ 8,727,996
                                                                                 ==================
Net Asset Value
Net Assets
Offering price and redemption price per share ($8,727,996 / 1,156,340)                      $ 7.55
                                                                                 ==================

See accompanying notes which are an integral part of the financial statements.

Cloud,  Neff Capital Appreciation Fund
Statement of Operations for the period June 29, 2000
(Commencement of Operations) through November 30, 2000
(Unaudited)

Investment Income
Dividend income                                                                                  $ 9,863
Interest income                                                                                   12,954
                                                                                       ------------------
Total Income                                                                                      22,817
                                                                                       ------------------
Expenses
Investment advisory fee                                                                         $ 77,301
Administration fees                                                                               13,165
Transfer agent fees                                                                                8,650
Pricing & bookkeeping fees                                                                         7,500
Custodian fees                                                                                     2,613
Shareholder reports                                                                                1,986
Legal fees                                                                                         1,309
Trustees' fees                                                                                     1,000
Registration fees                                                                                    910
Insurance expense                                                                                    360
Audit fees                                                                                           338
Miscellaneous expense                                                                                144
                                                                                       ------------------
Total Operating Expenses                                                                         115,276
                                                                                       ------------------
Net Investment Loss                                                                              (92,459)
                                                                                       ------------------
Realized & Unrealized Gain (Loss)
Net realized gain on investment securities                                                        43,830
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                   (2,807,068)
                                                                                       ------------------
Net realized and unrealized gain (loss) on investment securities                              (2,763,238)
                                                                                       ------------------
Net decrease in net assets resulting from operations                                        $ (2,855,697)
                                                                                       ==================

See accompanying notes which are an integral part of the financial statements.

Cloud,  Neff Capital Appreciation Fund
Statement of Changes In Net Assets

                                                                                Period ended
                                                                                November 30, 2000
                                                                                (Unaudited) (a)

                                                                                ------------------
Increase/(Decrease) in Net Assets
Operations
  Net investment loss                                                                 $ (92,459)
  Net realized gain on investment securities                                             43,830
  Change in net unrealized appreciation (depreciation)                               (2,807,068)
                                                                                ------------------
  Net decrease in net assets resulting from operations                               (2,855,697)
                                                                                ------------------
Distributions
   From net investment income                                                                 0
   From net realized gain                                                                     0
                                                                                ------------------
   Total distributions                                                                        0
                                                                                ------------------
Capital Share Transactions
  Proceeds from shares sold                                                          11,869,741
  Reinvestment of distributions                                                               0
  Amount paid for shares repurchased                                                   (286,048)
                                                                                ------------------
  Net increase in net assets resulting
  from capital share transactions                                                    11,583,693
                                                                                ------------------
Total increase in net assets                                                          8,727,996

Net Assets

  Beginning of period                                                                         0
                                                                                ------------------
  End of period [including accumulated net
    investment loss of  $92,459]                                                    $ 8,727,996
                                                                                ==================

Capital Share Transactions

  Shares sold                                                                         1,184,918
  Shares issued in reinvestment of distributions                                              0
  Shares repurchased                                                                    (28,578)
                                                                                ------------------

  Net increase (decrease) from capital transactions                                   1,156,340
                                                                                ==================

(a) For the period June 29, 2000  (Commencement of Operations)  through November
30, 2000.

See accompanying notes which are an integral part of the financial statements.

Cloud,  Neff Capital Appreciation Fund
Financial Highlights

                                                                                 Period ended
                                                                                 November 30, 2000
                                                                                (Unaudited) (a)
                                                                                -----------------
Selected Per Share Data
Net asset value, beginning of period                                                  $ 10.00
                                                                                -----------------
Income from investment operations
  Net investment income                                                                 (0.10)
  Net realized and unrealized gain                                                      (2.35)
                                                                                -----------------
Total from investment operations                                                        (2.45)
                                                                                -----------------
Distributions to shareholders
  From net investment income                                                             0.00
  From net realized gain                                                                 0.00
                                                                                -----------------
Total distributions                                                                      0.00
                                                                                -----------------
Net asset value, end of period                                                         $ 7.55
                                                                                =================

Total Return                                                                           (24.50)(b)

Ratios and Supplemental Data

Net assets, end of period (000)                                                       $8,728
Ratio of expenses to average net assets                                                 2.98%  (c)
Ratio of net investment income to
   average net assets                                                                   (2.39) (c)
Portfolio turnover rate                                                                119.39% (c)

(a) For the period June 29, 2000 (Commencement of Operations) through November 30, 2000.
(b) For a period of less than a full year, the total return is not annualized.
(c) Annualized

See accompanying notes which are an integral part of the financial statements.

                      Cloud, Neff Capital Appreciation Fund
                          Notes to Financial Statements
                                November 30, 2000
                                   (Unaudited)

NOTE 1.  ORGANIZATION

      The Cloud, Neff Capital Appreciation Fund (the "Fund") was organized as a series of the AmeriPrime Advisors Trust (the "Trust") on April 10, 2000 and commenced operations on June 29, 2000. The Trust is established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Trust Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest of separate series without par value.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuations - Securities, which are traded on any exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Adviser (as such term is defined in note 3 of this document), the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

     Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

     Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

     Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

                      Cloud, Neff Capital Appreciation Fund
                          Notes to Financial Statements
                    November 30, 2000 (Unaudited) - continued

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains Cloud, Neff & Associates, Inc., 5314 South Yale, Suite 606, Tulsa, OK 74135, (the "Adviser") to manage the Fund's investments. Cloud, Neff & Associates, Inc. was founded in 1990 by Richard R. Cloud and David L. Neff, CPA. David L. Neff is the President of the Adviser. Richard R. Cloud is the Vice President of the Adviser and has been primarily responsible for the day-to-day management of the Fund's portfolio since its inception. Richard R. Cloud and David L. Neff may each be deemed to control the Adviser due to their respective share of the ownership of the Adviser.

     Under the terms of the management agreement (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 2.00% of the average daily net assets of the Fund. For the period June 29, 2000 (commencement of operations) through November 30, 2000, the Adviser received fees of $77,301 from the Fund.

     Effective October 12, 2000, AmeriPrime Financial Services, Inc. and Unified Fund Services, Inc. ("Unified"), both wholly owned subsidiaries of Unified Financial Services, Inc., merged with one another. Prior to the merger, AmeriPrime Financial Services, Inc. served as Administrator to the Fund. The result of this merger is now Unified Fund Services, Inc., still a wholly owned subsidiary of Unified Financial Services, Inc.

     The Fund retains Unified (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. The Administrator receives a monthly fee from the Fund equal to an annual rate of 0.10% of the Fund's average daily net assets up to $50 million, 0.075% of the Fund's average daily net assets from $50 million to $100 million, and 0.050% of the Fund's average daily net assets over $100 million. For the period June 29, 2000 (commencement of operations) through November 30, 2000, the Administrator received fees of $13,165 from the Fund for administrative services provided to the Fund.

     The Fund also retains Unified to act as the Fund's transfer agent and fund accountant. For its services as transfer agent, Unified receives a monthly fee from the Fund of $1.20 per shareholder (subject to a minimum monthly fee of $900). For the period June 29, 2000 (commencement of operations) through November 30, 2000, Unified received fees of $5,903 from the Fund for transfer agent services provided to the Fund and fees of $2,747 from the Fund for out-of-pocket expenses. For its services as fund accountant, Unified receives an annual fee from the Fund equal to 0.0275% of the Fund's assets up to $100 million, 0.0250% of the Fund's assets from $100 million to $300 million, and 0.0200% of the Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,100 per month for assets of $20 million to $100 million). For the period June 29, 2000 (commencement of operations) through November 30, 2000, Unified received fees of $7,500 from the Fund for fund accounting services provided to the Fund.

     The Fund retains AmeriPrime Financial Securities, Inc. ("the Distributor"), a wholly owned subsidiary of Unified Financial Services, Inc., to act as the principal distributor of the Fund's shares. There were no payments made to the Distributor for the period June 29, 2000 (commencement of operations) through November 30, 2000.

Certain members of management of the Administrator and the Distributor are also members of management of the Trust. The Administrator, the Distributor, and Unified are controlled by Unified Financial Services, Inc.

                      Cloud, Neff Capital Appreciation Fund
                          Notes to Financial Statements
                    November 30, 2000 (Unaudited) - continued

NOTE 4.  INVESTMENTS

     For the period June 29, 2000 (commencement of operations) through November 30, 2000, purchases and sales of investment securities, other than short-term investments, aggregated $14,883,822 and $3,707,823, respectively. As of November 30, 2000, the gross unrealized appreciation for all securities totaled $377,385 and the gross unrealized depreciation for all securities totaled $3,184,453 for a net unrealized depreciation of $2,807,068. The aggregate cost of securities for federal income tax purposes at November 30, 2000 was $11,573,554.

NOTE 5. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

     The Adviser is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of November 30, 2000, National Investor Services Corp. holds 100% of the Fund in an omnibus account for the benefit of others.

NOTE 7. SUBSEQUENT EVENTS

     Effective December 31, 2000, AmeriPrime Financial Securities, Inc. sold substantially all of its assets to Unified Financial Securities, Inc. Both companies are wholly owned subsidiaries of Unified Financial Services, Inc.
Effective as of the same date, the Fund will retain Unified Financial Securities, Inc. to act as the principal Distributor of its shares. A Trustee and officer of the Trust may be deemed to be an affiliate of Unified Financial Securities, Inc.